                       [SUTHERLAND ASBILL & BRENNAN LLP]


MARY E. THORNTON
DIRECT LINE: 202.383.0698
Internet: mary.thornton@sablaw.com

                                 March 29, 2005

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   ML Life Insurance Company of New York
      ML of New York Variable Annuity Separate Account A
      (File No. 333-119611)

Commissioners:

On behalf of ML Life Insurance Company of New York (the "Company") and ML of New York Variable Annuity Separate Account A (the "Account"), I hereby certify that the form of prospectus and statement of additional information dated March 22, 2005 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0698, or Lisa A. Pellegrino of our firm at (202) 383-0387, if you have any questions or comments regarding this transmittal.

Sincerely,

/s/ Mary E. Thornton

Mary E. Thornton

Attachment

cc:   Edward W. Diffin, Jr., Esq.
      Frances C. Grabish, Esq.
      Lisa A. Pellegrino, Esq.